Subsidiary Guarantors - General Information (Details)	12 Months Ended
Dec. 31, 2016 class shares
Subsidiary Guarantors
Number of classes of common stock | class	2
Class A common stock
Subsidiary Guarantors
Votes per share entitled to holders	1
Economic interests/rights (as a percent)	100.00%
Ratio in which JEH Units and Class B common stock are exchanged for Class A common stock	1
Class B common stock
Subsidiary Guarantors
Votes per share entitled to holders	1
Economic interests/rights (as a percent)	0.00%
JEH | Class B common stock
Subsidiary Guarantors
Number of units held (in shares)	29,832,098
JEH | Jones Energy, Inc.
Subsidiary Guarantors
Number of units held (in shares)	57,025,474